Credit Risk - Disclosure of Segments Exposure by Geographical Distribution (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 27,564	£ 27,443
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,123	14,655
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,407	4,849
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,034	7,939
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	52,700	59,351
Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	48,117	56,112
Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,173	1,875
Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,410	1,364
UK | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	27,532	27,400
UK | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,091	14,612
UK | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,407	4,849
UK | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,034	7,939
UK | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	46,303	54,020
UK | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43,936	52,297
UK | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,379	1,219
UK | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	988	504
Europe | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32	43
Europe | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32	43
Europe | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,313	2,171
Europe | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,886	950
Europe | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	422	656
Europe | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,005	565
US | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	317	550
US | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	83	469
US | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4	0
US | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	230	81
Rest of World | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,767	2,610
Rest of World | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,212	2,396
Rest of World | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	368	0
Rest of World | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 187	£ 214